Pensions and other post-employment benefits - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net defined benefit
Interest expense /(income)	€ 15	€ 37	€ 65
Total	234	214	222
Defined benefit plans and post-retirement benefits plans
Net defined benefit
Current service cost	163	180	155
Past service cost and gains on curtailments	52	(3)	2
Interest expense /(income)	15	37	65
Settlements	4
United States Pension benefits
Net defined benefit
Total	52	55	32
United States Post-retirement benefits
Net defined benefit
Total	64	83	92
Other pensions
Net defined benefit
Total	€ 118	€ 76	€ 98